Related party transactions and balances (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions	Compensation of key management personnel includes the CEO, COO, CSO, and CFO:
	February 28, 2025	February 29, 2024
	$	$
Salaries, Wages and benefits	320,630	364,450
Compensation of key management personnel includes the CEO, COO, CSO, and CFO:
	August 31, 2024	August 31, 2023
	$	$
Salaries, Wages and benefits	776,278	522,916
Share-based compensation	-	28,989